MARKETABLE SECURITIES - Narrative (Details) - USD ($) $ in Thousands	1 Months Ended						12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of Equity Method Investments [Line Items]
Shares committed	$ 5,835						$ 5,835	$ 7,323
Secured debt, repurchase agreements								$ 7,200
Liability for marketable securities transaction	$ 6,300						$ 6,300
Avance Gas
Schedule of Equity Method Investments [Line Items]
Marketable securities (in shares)							442,384	442,384	442,384
Unrealized gain (loss) on investments							$ (400)	$ 1,900	$ (600)
Number of shares held (in shares)	400,000						400,000	400,000	400,000
SFL
Schedule of Equity Method Investments [Line Items]
Marketable securities (in shares)							73,165	73,383
Unrealized gain (loss) on investments							$ (600)	$ 300	$ (400)
Number of shares held (in shares)	100,000						100,000	100,000	100,000
Golden Ocean
Schedule of Equity Method Investments [Line Items]
Marketable securities (in shares)							1,270,657	1,270,657	1,270,657
Unrealized gain (loss) on investments							$ (1,500)	$ (400)	$ (2,500)
Number of shares held (in shares)	1,300,000						1,300,000	1,300,000	1,300,000
Proceeds from sale of marketable securities	$ 6,200	$ 4,400	$ 5,300	$ 3,700	$ 7,600	$ 7,700	$ 6,200	$ 7,200	$ 7,700
Number of shares disposed (in shares)							1,300,000	1,300,000	1,300,000
Shares committed								$ 7,300	$ 7,600
Secured debt, repurchase agreements	$ 6,200	$ 4,400	$ 5,300	$ 3,700			$ 6,200
Forward contract, number of shares to be repurchased (in shares)	1,300,000	1,300,000	1,300,000	1,300,000
Payments to acquire marketable securities	$ 1,800	$ 900	$ 1,600	$ 3,500
Liability for marketable securities transaction	$ 6,300						$ 6,300
Number of shares pledged to creditors (in shares)	1,260,358						1,260,358
DHT Holdings
Schedule of Equity Method Investments [Line Items]
Proceeds from sale of marketable securities									$ 17,800
Number of shares disposed (in shares)									4,700,000
Marketable securities gain									$ 1,000